Flight equipment-aircraft (Tables) (Flight Equipment Aircraft [Member])	12 Months Ended
Dec. 31, 2014
Flight Equipment Aircraft [Member]
Summary of Flight Equipment and Related Accumulated Depreciation

Flight equipment and related accumulated depreciation are as follows:

	2013	2014
Flight equipment—aircraft	4,400,089	6,036,199
Less accumulated depreciation	(266,904)	(429,643)

Total flight equipment, net	4,133,185	5,606,556